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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or  Quarter Ended: September 30, 2009
                                                ------------------
Check here if Amendment [ ]; Amendment Number:
                                                 -----------

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hudson Bay Capital Management LP
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Address: 120 Broadway, 40th Floor
         ----------------------------------
         New York, New York 10271
         ----------------------------------

         ----------------------------------

Form 13F File Number: 028-12909
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Winkler
           -------------------------------
Title:     Chief Operating Officer
           -------------------------------
Phone:    (212) 571-1244
           -------------------------------

Signature, Place, and Date of Signing:


  /s/ Charles Winkler             New York, NY            11/12/09
--------------------------   ---------------------   ----------------
      [Signature]                [City, State]             [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        ------------

Form 13F Information Table Entry Total:      91
                                        ------------

Form 13F Information Table Value Total:   $342,158
                                        ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------                    -----------      ---------- -------- ------------------- ---------- -------- ----------------------
                                TITLE OF                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   CLASS         CUSIP    (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE

A POWER ENERGY GENERAT
 SYS L                      COM              G04136100      291      27,047 SH          SOLE                 27,047
ADVANCED BATTERY
 TECHNOLOG I                COM              00752H102    7,867   1,812,689 SH          SOLE              1,812,689
AGFEED INDUSTRIES INC       COM              00846L951       58      40,700 SH   PUT    SOLE                 40,700
ANTIGENICS INC DEL          COM              037032109    2,951   1,461,988 SH          SOLE              1,461,988
A-POWER ENERGY
 GENERATION                 COM              G04136950      462     589,100 SH   PUT    SOLE                589,100
BARCLAYS                    ETN DJUBS NAT37  06739H644      316      19,940 SH          SOLE                 19,940
BJ SVCS CO                  COM              055482103    2,730     140,500 SH          SOLE                140,500
BRISTOW GROUP INC           NOTE 3.000% 6/1  110394AC7    8,036   9,850,000 PRN         SOLE              9,850,000
CADBURY PLC                 SPONS ADR        12721E102    1,428      27,894 SH          SOLE                 27,894
CAPSTONE TURBINE CORP       COM              14067D102    2,327   1,763,217 SH          SOLE              1,763,217
CAPSTONE TURBINE CORP       COM              14067D952      119      89,200 SH   PUT    SOLE                 89,200
CARDIONET INC               COM              14159L903       29      56,900 SH  CALL    SOLE                 56,900
CARDIUM THERAPEUTICS INC    COM              141916106      627     387,253 SH          SOLE                387,253
CELL THERAPEUTICS INC       COM NO PAR       150934503      193     157,000 SH          SOLE                157,000
CF INDS HLDGS INC           COM              125269100    8,112      94,070 SH          SOLE                 94,070
CF INDUSTRIES HOLDINGS INC  COM              125269900      158     103,700 SH  CALL    SOLE                103,700
CHARDAN 2008 CHINA ACQST
 COR                        SHS              G8977T101      875     114,953 SH          SOLE                114,953
CHINAHLDGS ACQUISITION
 CORP                       COM              16942N106      379      39,050 SH          SOLE                 39,050
CLEAN ENERGY FUELS CORP     COM              184499901        4      10,000 SH  CALL    SOLE                 10,000
COMPTON PETE CORP           COM              204940100      247     200,000 SH          SOLE                200,000
CONVERGYS CORP              COM              212485956       11      53,000 SH   PUT    SOLE                 53,000
CYTORI THERAPEUTICS INC     *W EXP 09/13/201 23283K113    2,915   1,495,003 SH          SOLE              1,495,003
CYTORI THERAPEUTICS INC     COM              23283K105       47      11,807 SH          SOLE                 11,807
DELCATH SYS INC             COM              24661P104      119      24,141 SH          SOLE                 24,141
EASTMAN KODAK CO            NOTE 3.375%10/1  277461BE8   10,973  11,000,000 PRN         SOLE             11,000,000

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
ENTERPRISE ACQUISITION CORP  COM              29365R108    460     46,300 SH       SOLE              46,300
FIRST ADVANTAGE CORP         CL A             31845F100  3,485    187,849 SH       SOLE             187,849
FIRSTNIAGARA FINL GP INC     COM              33582V108  1,380    111,955 SH       SOLE             111,955
FORD MTR CO DEL              NOTE 4.250%12/1  345370CF5  6,176  6,090,000 PRN      SOLE           6,090,000
GENTEK INC                   COM NEW          37245X203  4,066    106,900 SH       SOLE             106,900
HELICOS BIOSCIENCES CORP     COM              42326R109  1,213    446,429 SH       SOLE             446,429
INTELLON CORP                COM              45816W504  1,464    206,437 SH       SOLE             206,437
INVITROGEN CORP              NOTE 2.000% 8/0  46185RAJ9 49,077 35,149,000 PRN      SOLE          35,149,000
ISTAR FINL INC               FRNT 10/0        45031UBF7 21,730 41,784,000 PRN      SOLE          41,784,000
LIBERTYMEDIA CORP NEW        ENT COM SER A    53071M500  7,168    230,400 SH       SOLE             230,400
LOEWS CORP                   COM              540424108 15,663    457,305 SH       SOLE             457,305
LORILLARD INC                COM              544147901     16     12,000 SH  CALL SOLE              12,000
MEAD JOHNSON NUTRITION CO    COM CL A         582839106    586     13,000 SH       SOLE              13,000
METAVANTE TECHNOLOGIES INC   COM              591407101  1,710     49,580 SH       SOLE              49,580
MORGANSTANLEY CHINA A SH FD  COM              617468103  4,781    148,536 SH       SOLE             148,536
MSC SOFTWARE CORP            COM              553531104  5,564    661,628 SH       SOLE             661,628
NATCO GROUP INC              CL A             63227W203  4,378     98,879 SH       SOLE              98,879
NATIONALPENN BANCSHARES INC  COM              637138108  1,650    270,004 SH       SOLE             270,004
NAVIOS MARITIME ACQUIS CORP  SHS              Y62159101    855     89,200 SH       SOLE              89,200
NCI BUILDING SYSTEMS INC     COM              628852905    289  1,088,200 SH  CALL SOLE           1,088,200
ODYSSEY RE HLDGS CORP        COM              67612W108  3,241     50,000 SH       SOLE              50,000
ODYSSEY RE HOLDINGS CORP     COM              676118902    629    199,400 SH  CALL SOLE             199,400
ODYSSEY RE HOLDINGS CORP     COM              67611V951     30     50,000 SH  PUT  SOLE              50,000
OILSANDS QUEST INC           *W EXP 05/12/201 678046129    158    428,000 SH       SOLE             428,000
OMNITURE INC                 COM              68212S109  3,460    161,400 SH       SOLE             161,400
OSG AMER L P                 COM UNIT LPI     671028108  3,506    345,449 SH       SOLE             345,449
OVERTURE ACQUISITION CORP    COM              G6830P100    681     68,400 SH       SOLE              68,400
PEPSI BOTTLING GROUP INC     COM              713409100 11,581    317,815 SH       SOLE             317,815
PEPSIAMERICAS INC            COM              71343P200  1,862     65,208 SH       SOLE              65,208
PEROT SYS CORP               CL A             714265105  3,564    120,000 SH       SOLE             120,000
PROLOGIS                     NOTE 2.625% 5/1  743410AS1 22,443 26,000,000 PRN      SOLE          26,000,000

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
PROLOGIS                      NOTE 1.875%11/1  743410AR3  4,720  5,500,000 PRN      SOLE           5,500,000
PROSPECT ACQUISITION CORP     COM              74347T103    477     48,220 SH       SOLE              48,220
PROSPECT CAPITAL CORPORATION  COM              74348T102  2,062    200,000 SH       SOLE             200,000
QUANTUM FUEL SYS TECH WORLDW  COM              74765E109     68     51,474 SH       SOLE              51,474
ROPER INDS INC NEW            NOTE 1/1         776696AA4  8,288 13,061,000 PRN      SOLE          13,061,000
SAPIENT CORP                  COM              803062108    774    100,000 SH       SOLE             100,000
SAPPHIRE INDUSTRIALS CORP     COM              80306T109  1,243    125,000 SH       SOLE             125,000
SATCON TECHNOLOGY CORP        COM              803893106     53     31,200 SH       SOLE              31,200
SCHERING PLOUGH CORP          COM              806605101  9,905    350,612 SH       SOLE             350,612
SEPRACOR INC                  COM              817315104  6,390    279,030 SH       SOLE             279,030
SLM CORP                      COM              78442P106    121     13,917 SH       SOLE              13,917
SPDR TRUST SERIES             COM              78462F953    357    202,000 SH  PUT  SOLE             202,000
SPORTS PPTYS ACQUISITION COR  COM              84920F107    722     73,200 SH       SOLE              73,200
SPSS INC                      COM              78462K102  4,072     81,513 SH       SOLE              81,513
STEMCELLS INC                 COM              85857R105    260    159,497 SH       SOLE             159,497
STREAM GLOBAL SVCS INC        *W EXP 10/17/201 86323M118     24     94,800 SH       SOLE              94,800
SUN MICROSYSTEMS              COM              866810903     18     42,300 SH  CALL SOLE              42,300
SUN MICROSYSTEMS              COM              866810953     21    174,900 SH  PUT  SOLE             174,900
SUN MICROSYSTEMS INC          COM NEW          866810203  1,548    170,299 SH       SOLE             170,299
TEPPCO PARTNERS L P           UT LTD PARTNER   872384102  4,415    127,164 SH       SOLE             127,164
TERRA INDUSTRIES INC          COM              880915903     96     30,000 SH  CALL SOLE              30,000
TICKETMASTER ENTMT INC        COM              88633P302  2,883    246,635 SH       SOLE             246,635
TM ENTMT & MEDIA INC          COM              87260T108    378     48,300 SH       SOLE              48,300
TREMISIS ENERGY ACQ CORP II   COM              89472N101    116     14,800 SH       SOLE              14,800
TRIAN ACQUISITION I CORP      COM              89582E108  1,428    146,726 SH       SOLE             146,726
TWEEN BRANDS INC              COM              901166108  1,926    229,533 SH       SOLE             229,533
UNITED STATES NATL GAS FUND   UNIT             912318102 26,749  2,278,453 SH       SOLE           2,278,453
UNITED STATES NATR GAS        COM              912318952  1,541    883,200 SH  PUT  SOLE             883,200
VERIZON COMMS                 COM              92343V954    673     50,000 SH  PUT  SOLE              50,000
VERIZON COMMUNICATIONS INC    COM              92343V104  1,211     40,000 SH       SOLE              40,000
VIRNETX HOLDING CORP          COM              92823T108  1,094    496,031 SH       SOLE             496,031

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
WEBMD HEALTH CORP   CL A 94770V102    963  29,090 SH  SOLE         29,090
WYETH                COM 983024100 21,035 432,998 SH  SOLE        432,998
XEROX CORP           COM 984121103  2,292 296,100 SH  SOLE        296,100
ZION OIL & GAS INC   COM 989696109     98  10,000 SH  SOLE         10,000